DIVIDENDS PAID AND PROPOSED (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Dividends declared, per share (in dollars per share)	$ 0
Dividends recognised as distributions to non-controlling interests	$ 39	$ 30